Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
16. Fair Value Measurements
Classification of the methodology used by the Company to fair value its derivatives
As at	December 31, 2020
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Interest rate hedge	$1	$-	$-	$1
	1	-	-	1
Regulatory deferral
Commodity swaps and forwards
Power purchases	9	-	-	9
Natural gas purchases and sales	2	1	-	3
Heavy fuel oil purchases	-	2	-	2
	11	3	-	14
HFT derivatives
Power swaps and physical contracts	3	2	2	7
Natural gas swaps, futures, forwards, physical contracts and related transportation	1	48	12	61
	4	50	14	68
Other derivatives
Foreign exchange forwards	-	15	-	15
	-	15	-	15
Total assets	16	68	14	98
Liabilities
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	4	-	4
Power purchases	33	-	-	33
Heavy fuel oil purchases	3	3	-	6
Natural gas purchases and sales	-	2	-	2
Foreign exchange forwards	-	17	-	17
	36	26	-	62
HFT derivatives
Power swaps and physical contracts	4	2	1	7
Natural gas swaps, futures, forwards and physical contracts	1	10	257	268
	5	12	258	275
Other derivatives
Equity derivatives	1	-	-	1
	1	-	-	1
Total liabilities	42	38	258	338
Net assets (liabilities)	$(26)	$30	$(244)	$(240)

As at	December 31, 2019
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Regulatory deferral
Commodity swaps and forwards
Power purchases	$23	$-	$-	$23
Natural gas purchases and sales	-	2	-	2
Heavy fuel oil purchases	-	1	-	1
Foreign exchange forwards	-	2	-	2
	23	5	-	28
HFT derivatives
Power swaps and physical contracts	1	3	1	5
Natural gas swaps, futures, forwards, physical contracts and related transportation	(7)	46	14	53
	(6)	49	15	58
Other derivatives
Equity derivatives	1	-	-	1
	1	-	-	1
Total assets	18	54	15	87
Liabilities
Cash flow hedges
Foreign exchange forwards	-	1	-	1
	-	1	-	1
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	31	-	31
Power purchases	36	-	-	36
Natural gas purchased and sales	3	2	-	5
Foreign exchange forwards	-	6	-	6
	39	39	-	78
HFT derivatives
Power swaps and physical contracts	5	2	-	7
Natural gas swaps, futures, forwards and physical contracts	2	33	249	284
	7	35	249	291
Total liabilities	46	75	249	370
Net assets (liabilities)	$(28)	$(21)	$(234)	$(283)

Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy
The change in the fair value of the Level 3 financial assets for the year ended December 31, 2020 was as follows:
	HFT Derivatives
millions of Canadian dollars	Power	Naturalgas	Total
Balance, January 1, 2020	$1	$14	$15
Total realized and unrealized gains (losses) included in non-regulated operating revenues	3	(2)	1
Net transfers out of Level 3	(2)	-	(2)
Balance, December 31, 2020	$2	$12	$14

The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2020 was as follows:
	HFT Derivatives
millions of Canadian dollars	Power	Naturalgas	Total
Balance, January 1, 2020	$-	$249	$249
Total realized and unrealized gains included in non-regulated operating revenues	2	8	10
Net transfers out of Level 3	(1)	-	(1)
Balance, December 31, 2020	$1	$257	$258

As at	December 31, 2020
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average (1)
Assets
HFT derivatives –	$1	Modelled pricing	Third-party pricing	$20.50 - $62.45	$31.14
Power swaps and			Probability of default	0.02% - 9.74%	2.52%
physical contracts			Discount rate	0.01% - 0.73%	0.25%
	1	Modelled pricing	Third-party pricing	$25.70 - $36.05	$29.53
			Probability of default	0.36% - 0.85%	0.60%
			Discount rate	0.06% - 0.41%	0.28%
			Correlation factor	100% - 100%	100%
HFT derivatives –	18	Modelled pricing	Third-party pricing	$1.66 - $6.22	$2.52
Natural gas swaps, futures,			Probability of default	0.02% - 2.52%	0.40%
forwards and physical contracts			Discount rate	0.00% - 10.36%	0.75%
	(6)	Modelled pricing	Third-party pricing	$1.82 - $8.44	$4.66
			Basis adjustment	$0.00 - $1.33	$0.44
			Probability of default	0.02% - 12.58%	$1.95
			Discount rate	0.00% - 0.67%	0.13%
Total assets	$14
Liabilities
HFT derivatives –	$1	Modelled pricing	Third-party pricing	$1.13 - $62.45	$36.90
Power swaps and			Own credit risk	0.02% - 6.85%	2.02%
physical contracts			Discount rate	0.01% - 0.73%	0.34%
	1	Modelled pricing	Third-party pricing	$37.25 - $62.45	$55.00
			Own credit risk	0.36% - 1.28%	0.83%
			Discount rate	0.01% - 0.40%	0.31%
			Correlation factor	100% - 100%	100%
HFT derivatives –	226	Modelled pricing	Third-party pricing	$1.44 - $6.57	$3.68
Natural gas swaps, futures,			Own credit risk	0.02% - 2.52%	0.10%
forwards and physical contracts			Discount rate	0.00% - 8.79%	0.43%
	30	Modelled pricing	Third-party pricing	$1.54 - $8.44	$4.69
			Basis adjustment	$0.00 - $1.33	$0.87
			Own credit risk	0.03% - 12.58%	0.10%
			Discount rate	0.00% - 0.67%	0.16%
Total liabilities	$258
Net assets (liabilities)	$(244)
(1) Unobservable inputs were weighted by the relative fair value of the instruments

As at	December 31, 2019
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	$1	Modelled pricing	Third-party pricing	$21.40 - $74.05	$35.03
Power swaps and			Probability of default	0.01% - 1.14%	0.21%
physical contracts			Discount rate	0.15% - 6.65%	2.78%
HFT derivatives –	9	Modelled pricing	Third-party pricing	$1.63 - $7.45	$2.37
Natural gas swaps, futures,			Probability of default	0.01% - 2.31%	0.09%
forwards, and physical contracts			Discount rate	0.01% - 20.93%	1.55%
	5	Modelled pricing	Third-party pricing	$1.33 - $8.76	$5.05
			Basis adjustment	$0.00 - $1.31	$0.76
			Probability of default	0.01% - 3.33%	0.28%
			Discount rate	0.01% - 4.71%	0.91%
Total assets	$15
Liabilities
HFT derivatives –	228	Modelled pricing	Third-party pricing	$1.54 - $7.45	$4.07
Natural gas swaps, futures,			Own credit risk	0.01% - 2.31%	0.12%
forwards and physical contracts			Discount rate	0.01% - 18.63%	1.89%
	21	Modelled pricing	Third-party pricing	$1.36 - $9.75	$5.45
			Basis adjustment	$0.00 - $1.31	$0.91
			Own credit risk	0.01% - 3.33%	0.06%
			Discount rate	0.01% - 3.76%	0.81%
Total liabilities	$249
Net assets (liabilities)	$(234)

Financial assets and liabilities included on the Consolidated Balance Sheets that are not measured at fair value
Long-term debt is a financial liability not measured at fair value on the Consolidated Balance Sheets. The balance consisted of the following:

As at
millions of Canadian dollars	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	Total
December 31, 2020	$13,721	$16,487	$-	$16,020	$467	$16,487
December 31, 2019	$14,180	$16,049	$-	$15,598	$451	$16,049